4. MARKETABLE SECURITIES	12 Months Ended
Sep. 30, 2024
Notes
4. MARKETABLE SECURITIES

4.MARKETABLE SECURITIES

On February 3, 2022, the Company received 1,000,000 shares of Volt Lithium Corp. (formerly known as Allied Copper Corp.) (“Volt” or “Allied”) valued at $225,000 pursuant to an option agreement entered into in 2021 for the Klondike property (Note 5(d)(v)).  On September 8, 2022, the Company received 250,000 Allied shares valued at $42,500 pursuant to an option agreement entered into in 2022 for the Stateline property (Note 5(d)(vi)).

On August 8, 2022, the Company paid the finders for the Klondike property by transferring 94,293 Allied shares at a value of $20,800 (US$16,000) with a loss on the transfer of Allied shares of $416 recognized. During the year ended September 30, 2023, the remaining 1,155,707 Allied shares were sold for proceeds of $216,232, with the Company realizing a $30,052 loss on disposal.

On March 29, 2023, the Company received 75,000 shares of Highlander Silver Corp. (“Highlander”) valued at $12,000 pursuant to a data purchase agreement (Note 5(d)(iii)). In October 2023, Highlander completed a share consolidation on a two pre-consolidation common shares for one new common share basis and the Company currently holds 37,500 Highlander shares. During the year ended September 30, 2024, 37,500 Highlander shares were sold for proceeds of $20,625, with the Company realizing a $8,625 gain on disposal.

The shares are measured and presented at fair value using the observable market share price as at the dates of the statements of financial position. The gain or loss as a result of the re-measurement is recorded in profit and loss.

September 30, 2024	Number of Shares	Cost	Fair Value
Highlander Silver Corp.	-	$ -	$ -

September 30, 2023	Number of Shares	Cost	Fair Value
Highlander Silver Corp.	37,500	$ 12,000	$ 4,500

	September 30, 2024	September 30, 2023
Net changes in fair value of marketable securities through profit and loss:
Beginning of the year	$4,500	$161,799
Shares received	-	12,000
Shares sold	(20,625)	(216,232)
Realized gain (loss)	8,625	(30,052)
Change in unrealized gain	7,500	76,985
Value at September 30, 2024 and 2023	$-	$4,500